Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

The accompanying unaudited interim consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of the Marshall Islands.

Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies owned by the Konstantakopoulos family (Vasileios Konstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, Achillefs Konstantakopoulos and Christos Konstantakopoulos, together the “Konstantakopoulos Family”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). On March 27, 2012 and on October 19, 2012, the Company completed two follow-on public offerings in the United States under the Securities Act and issued 7,500,000 shares and 7,000,000 shares, respectively, par value $0.0001, at a public offering price of $14.10 per share and $14.00 per share, respectively, increasing the issued share capital to 74,800,000 shares. During 2015, the Company issued 448,800 shares to Costamare Shipping Company S.A. and 149,600 to Costamare Shipping Services Ltd. (Note 3) in accordance with the Group Management Agreement until November 2, 2015, and the Services Agreement from November 2, 2015, respectively. On March 31, 2016 and on June 30, 2016, the Company issued 299,200 shares, in aggregate, to Costamare Shipping Services Ltd. (Note 3), increasing the issued share capital to 75,697,600 shares. At June 30, 2016, members of the Konstantakopoulos Family owned, directly or indirectly, approximately 65.1% of the outstanding common shares, in the aggregate. Furthermore, (i) on August 7, 2013, the Company completed a public offering of 2,000,000 shares of its 7.625% Series B Cumulative Redeemable Perpetual Preferred Stock (the “Series B Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share, (ii) on January 21, 2014, the Company completed a public offering of 4,000,000 shares of its 8.50% Series C Cumulative Redeemable Perpetual Preferred Stock (the “Series C Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share and, (iii) on May 13, 2015, the Company completed a public offering of 4,000,000 shares of its 8.75% Series D Cumulative Redeemable Perpetual Preferred Stock (the “Series D Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share.

As of June 30, 2016 and December 31, 2015, the Company owned and/or operated a fleet of 54 container vessels with a total carrying capacity of approximately 317,774 twenty-foot equivalent units (“TEU”) through wholly-owned subsidiaries incorporated in the Republic of Liberia. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators under long, medium and short-term time charters.

At June 30, 2016, Costamare had 92 wholly-owned subsidiaries, all incorporated in the Republic of Liberia, except for five incorporated in the Republic of the Marshall Islands.

Revenues for the six-month periods ended June 30, 2015 and 2016, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2015	2016
A	25%	27%
B	31%	30%
C	13%	13%
D	18%	18%
Total	87%	88%

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2015, filed with the SEC on April 27, 2016.

These unaudited interim consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2016, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2016.